[EATON VANCE LOGO]                                      [ADDING MACHINE PICTURE]

SEMIANNUAL REPORT FEBRUARY 28, 2003

[NYSE FLAG PHOTO]

                                   EATON VANCE

                                     GROWTH

                                      FUND

[FLOOR STOCK EXCHANGE PHOTO]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003
INVESTMENT UPDATE

[PHOTO OF ARIEH COLL]
Arieh Coll
Portfolio Manager

MANAGEMENT DISCUSSION

- Eaton Vance Growth Fund encountered a volatile market environment over the past six months. The market hit its bottom for the period in early October of 2002, then rose dramatically over the next 3 months. While investors hoped that this marked the beginning of a sustained rally, the impending war in Iraq and its negative impact on consumer confidence, which is now at extremely low levels, caused the economy - and the market recovery - to stall.

- To meet our investment objective, we are looking for companies that we expect to grow at a rate that exceeds that of the overall U.S. economy. In this weaker economy, several of the companies that met our criteria were in the health care sector, which has seen a combination of growth prospects and attractive stock valuations. As a result, over the the last six months, we increased our exposure to the specialty drug area, which has been a positive contributor to performance. We also increased our holdings in selected drug distribution companies that recently have seen a correction in stock price due to concerns about a slowdown. We believe these companies could stand to benefit from a Medicare drug reform bill that is up before Congress this year.

- In the technology sector, it was difficult to find compelling stocks to invest in because many tech companies are still suffering from the IT downturn. Our more successful investments in tech were the ones more closely linked to the Internet and that benefit from the migration from offline to online usage, such as travel and shopping sites. This is an area where consumer behavior patterns are changing in spite of a weak economy; therefore, when valuations are reasonable, we have been selectively investing in these types of stocks. In the financial sector, we found attractive investments (such as Progressive Corp., which performed well during the period) that we believe to have good growth prospects and reasonable valuations.

- In terms of what hurt performance, some of our holdings that were the subject of regulatory investigations or increased competition saw significant declines. As noted above, the continued volatility in the market has had a negative impact on performance.

THE FUND

     The Past Six Months

- During the six months ended February 28, 2003, the Fund's Class A shares had a total return of -8.19%. This return was the result of a decrease in net asset value (NAV) to $4.37 on February 28, 2003 from $4.76 on August 31, 2002.(1)

- The Fund's Class B shares had a total return of -8.62% during the period, the result of a decrease in NAV to $8.38 from $9.17.(1)

- The Fund's Class C shares had a total return of -8.58% during the period, the result of a decrease in NAV to $7.25 from $7.93.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
as of February 28, 2003

PERFORMANCE(3)                  Class A   Class B   Class C
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                        -24.52%   -25.18%   -25.18%
Five Years                       -9.29    -10.03    -10.07
Ten Years                         2.49      N.A.      N.A.
Life of Fund+                     8.52      2.16      1.58

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                        -28.83%   -28.92%   -25.93%
Five Years                      -10.36    -10.31    -10.07
Ten Years                         1.88      N.A.      N.A.
Life of Fund+                     8.39      2.16      1.58

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

TEN LARGEST HOLDINGS(4) By total net assets
---------------------------------------------------------
Hotels.com Class A                                   7.8%
Biovail Corp.                                        4.6
USAInteractive, Inc.                                 4.1
Hollywood Entertainment Corp.                        3.3
United Surgical Partners International, Inc.         3.3
Yahoo!, Inc.                                         3.2
Overture Services, Inc.                              3.1
Taro Pharmaceutical Industries Ltd.                  2.9
Ameritrade Holding Corp.                             2.9
MIMCorp.                                             2.6

(1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 37.8% of the Portfolio's total net assets. Holdings are subject to change.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $80,131,872)         $ 78,575,338
Receivable for Fund shares sold                  3,607
Prepaid expenses                                 7,455
------------------------------------------------------
TOTAL ASSETS                              $ 78,586,400
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    109,926
Payable to affiliate for distribution
   and service fees                             32,546
Accrued expenses                                43,895
------------------------------------------------------
TOTAL LIABILITIES                         $    186,367
------------------------------------------------------
NET ASSETS                                $ 78,400,033
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $122,680,450
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (42,159,994)
Accumulated net investment loss               (563,889)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (1,556,534)
------------------------------------------------------
TOTAL                                     $ 78,400,033
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 68,197,998
SHARES OUTSTANDING                          15,613,928
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       4.37
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $4.37)       $       4.64
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $  7,155,149
SHARES OUTSTANDING                             853,861
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.38
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  3,046,886
SHARES OUTSTANDING                             420,429
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.25
------------------------------------------------------
On sales of $50,000 or more, the offering price of
   Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $410)                $     43,172
Interest allocated from Portfolio               17,642
Expenses allocated from Portfolio             (328,682)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (267,868)
------------------------------------------------------
Expenses
------------------------------------------------------
Trustees' fees and expenses               $      1,137
Service fees
   Class A                                      93,681
   Class B                                      36,513
   Class C                                      13,941
Transfer and dividend disbursing agent
   fees                                         78,934
Registration fees                               29,074
Legal and accounting services                   17,044
Printing and postage                            12,127
Custodian fee                                   10,312
Miscellaneous                                    3,258
------------------------------------------------------
TOTAL EXPENSES                            $    296,021
------------------------------------------------------

NET INVESTMENT LOSS                       $   (563,889)
------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (8,260,424)
------------------------------------------------------
NET REALIZED LOSS                         $ (8,260,424)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  1,551,202
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  1,551,202
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (6,709,222)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (7,273,111)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (563,889) $    (1,189,083)
   Net realized loss                             (8,260,424)     (10,861,063)
   Net change in unrealized
      appreciation (depreciation)                 1,551,202      (16,323,261)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (7,273,111) $   (28,373,407)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      15,982,670  $    30,866,294
      Class B                                     2,379,938        2,490,380
      Class C                                     5,899,436        3,327,567
   Cost of shares redeemed
      Class A                                   (21,634,137)     (35,344,070)
      Class B                                    (1,488,846)      (2,975,533)
      Class C                                    (5,050,403)      (2,700,191)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      (3,911,342) $    (4,335,553)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (11,184,453) $   (32,708,960)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      89,584,486  $   122,293,446
----------------------------------------------------------------------------
AT END OF PERIOD                          $      78,400,033  $    89,584,486
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $        (563,889) $            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999         1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 4.760           $ 6.270       $ 10.360       $  9.950      $ 10.320     $ 10.360
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           $(0.029)          $(0.057)      $ (0.049)      $ (0.020)     $  0.008     $  0.044
Net realized and unrealized
   gain (loss)                          (0.361)           (1.453)        (1.811)         0.771         2.153        0.111
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.390)          $(1.510)      $ (1.860)      $  0.751      $  2.161     $  0.155
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net investment income             $    --           $    --       $     --       $     --      $ (0.039)    $     --
From net realized gain                      --                --         (2.230)        (0.341)       (2.492)      (0.195)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --       $ (2.230)      $ (0.341)     $ (2.531)    $ (0.195)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 4.370           $ 4.760       $  6.270       $ 10.360      $  9.950     $ 10.320
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (8.19)%          (24.08)%       (22.80)%         7.74%        21.14%        1.45%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $68,198           $80,121       $109,847       $164,388      $171,752     $159,602
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  1.38%(4)          1.29%          1.23%          1.09%         1.03%        1.08%
   Interest expense(3)                      --(4)             --           0.04%          0.01%           --           --
   Net investment income
      (loss)                             (1.24)%(4)        (0.99)%        (0.70)%        (0.21)%        0.09%        0.37%
Portfolio Turnover of the
   Portfolio                               100%              282%           301%           274%           34%          55%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999        1998
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.170           $12.160        $18.140        $17.330      $16.490     $16.560
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.089)          $(0.196)       $(0.195)       $(0.180)     $(0.135)    $(0.079)
Net realized and unrealized
   gain (loss)                          (0.701)           (2.794)        (3.555)         1.331        3.467       0.204
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.790)          $(2.990)       $(3.750)       $ 1.151      $ 3.332     $ 0.125
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net realized gain                      --                --         (2.230)        (0.341)      (2.492)     (0.195)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $(2.230)       $(0.341)     $(2.492)    $(0.195)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.380           $ 9.170        $12.160        $18.140      $17.330     $16.490
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (8.62)%          (24.59)%       (23.53)%         6.74%       20.28%       0.72%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 7,155           $ 6,972        $ 9,863        $16,178      $18,553     $17,359
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  2.13%(4)          2.04%          1.98%          1.94%        1.85%       1.93%
   Interest expense(3)                      --(4)             --           0.04%          0.01%          --          --
   Net investment loss                   (1.99)%(4)        (1.74)%        (1.44)%        (1.05)%      (0.74)%     (0.48)%
Portfolio Turnover of the
   Portfolio                               100%              282%           301%           274%          34%         55%
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS C
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999        1998
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 7.930           $10.520        $16.000        $15.330      $14.840     $14.940
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.077)          $(0.172)       $(0.172)       $(0.159)     $(0.109)    $(0.079)
Net realized and unrealized
   gain (loss)                          (0.603)           (2.418)        (3.078)         1.170        3.091       0.174
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.680)          $(2.590)       $(3.250)       $ 1.011      $ 2.982     $ 0.095
------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------
From net realized gain                      --                --         (2.230)        (0.341)      (2.492)     (0.195)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $    --           $    --        $(2.230)       $(0.341)     $(2.492)    $(0.195)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 7.250           $ 7.930        $10.520        $16.000      $15.330     $14.840
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (8.58)%          (24.62)%       (23.56)%         6.70%       20.16%       0.60%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,047           $ 2,491        $ 2,584        $ 2,774      $ 3,244     $ 2,316
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)                  2.13%(4)          2.04%          1.98%          1.94%        1.91%       1.94%
   Interest expense(3)                      --(4)             --           0.04%          0.01%          --          --
   Net investment loss                   (1.99)%(4)        (1.75)%        (1.48)%        (1.05)%      (0.80)%     (0.51)%
Portfolio Turnover of the
   Portfolio                               100%              282%           301%           274%          34%         55%
------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at February 28, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2002, the Fund for federal income tax purposes, had a capital loss carryover of $29,954,411 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire as follows: $71,466 on August 31, 2009 and $29,882,945 on August 31, 2010. At August 31, 2002, net
   capital losses of $1,790,215 attributable to security transactions incurred after October 31, 2001, are treated as arising on the first day of the Fund's next taxable year. At August 31,2002, the Fund did not have any undistributed ordinary income on a tax basis.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                             3,392,836           5,199,073
    Redemptions                                      (4,606,356)         (5,903,088)
    -------------------------------------------------------------------------------
    NET DECREASE                                     (1,213,520)           (704,015)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                               260,898             214,216
    Redemptions                                        (167,446)           (265,051)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              93,452             (50,835)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                               768,618             342,866
    Redemptions                                        (662,205)           (274,446)
    -------------------------------------------------------------------------------
    NET INCREASE                                        106,413              68,420
    -------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2003, EVM was paid $5,851. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,454 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $27,385 and $10,456 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares. At February 28, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $103,000 and $587,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2003 amounted to $93,681, $9,128, and $3,485 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   Class A shares purchased at net asset value in amounts of $1 million or more but less than $5 million are subject to a 1.00% CDSC if redeemed within one year of purchase. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $8,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended February 28, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $24,282,431 and $28,529,248 respectively, for the six months ended February 28, 2003.

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 1.3%
----------------------------------------------------------------------
TMP Worldwide, Inc.(1)                        113,000      $ 1,033,950
----------------------------------------------------------------------
                                                           $ 1,033,950
----------------------------------------------------------------------
Aerospace and Defense -- 1.1%
----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                   17,500      $   845,250
----------------------------------------------------------------------
                                                           $   845,250
----------------------------------------------------------------------
Broadcasting -- 8.4%
----------------------------------------------------------------------
Comcast Corp. Class A(1)                       36,000      $ 1,011,240
Cumulus Media, Inc. Class A(1)                 42,500          627,300
EchoStar Communications, Class A(1)            40,000        1,053,200
USA Interactive, Inc.(1)                      131,800        3,233,054
Vivendi Universal SA ADR(2)                    50,000          694,000
----------------------------------------------------------------------
                                                           $ 6,618,794
----------------------------------------------------------------------
Chemicals -- 1.1%
----------------------------------------------------------------------
OM Group, Inc.                                100,000      $   846,000
----------------------------------------------------------------------
                                                           $   846,000
----------------------------------------------------------------------
Communications Equipment -- 1.1%
----------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                44,000      $   859,320
----------------------------------------------------------------------
                                                           $   859,320
----------------------------------------------------------------------
Computer Software & Services -- 2.7%
----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)        23,892      $ 1,677,218
JDA Software Group, Inc.(1)                    35,000          415,800
----------------------------------------------------------------------
                                                           $ 2,093,018
----------------------------------------------------------------------
Computers and Business Equipment -- 2.5%
----------------------------------------------------------------------
Drexler Technology Corp.(1)                    81,000      $ 1,134,000
Insight Enterprises, Inc.(1)                  104,000          792,480
----------------------------------------------------------------------
                                                           $ 1,926,480
----------------------------------------------------------------------
Diversified Manufacturing and Services -- 1.1%
----------------------------------------------------------------------
Tyco International Ltd.                        59,000      $   873,200
----------------------------------------------------------------------
                                                           $   873,200
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Drugs -- 15.7%
----------------------------------------------------------------------
aaiPharma, Inc.(1)                             43,500      $   944,820
American Pharmaceutical Partners,
Inc.(1)                                        85,600        1,566,480
Biovail Corp.(1)(2)                            97,000        3,608,400
Cephalon, Inc.(1)                              32,000        1,540,800
King Pharmaceuticals, Inc.(1)                  75,000        1,256,250
Taro Pharmaceutical Industries Ltd.(1)         63,000        2,313,360
Teva Pharmaceutical Industries Ltd.(2)         30,000        1,133,400
----------------------------------------------------------------------
                                                           $12,363,510
----------------------------------------------------------------------
Education -- 1.6%
----------------------------------------------------------------------
Apollo Group, Inc., Class A(1)                 28,000      $ 1,297,520
----------------------------------------------------------------------
                                                           $ 1,297,520
----------------------------------------------------------------------
Electronics - Instruments -- 0.9%
----------------------------------------------------------------------
Flextronics International Ltd.(1)              80,000      $   694,400
----------------------------------------------------------------------
                                                           $   694,400
----------------------------------------------------------------------
Entertainment -- 3.3%
----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)              185,000      $ 2,601,100
----------------------------------------------------------------------
                                                           $ 2,601,100
----------------------------------------------------------------------
Financial Services -- 1.5%
----------------------------------------------------------------------
IndyMac Bancorp, Inc.                          23,000      $   439,300
PMI Group, Inc.                                27,000          731,700
----------------------------------------------------------------------
                                                           $ 1,171,000
----------------------------------------------------------------------
Health Services -- 13.1%
----------------------------------------------------------------------
AdvancePCS(1)                                  32,000      $   893,760
American Healthways, Inc.(1)                   65,300        1,020,639
Cerner Corp.(1)                                16,000          531,520
IMS Health, Inc.                               41,020          615,300
Laboratory Corporation of America
Holdings(1)                                    37,000        1,027,490
MIM Corp.(1)                                  392,600        2,069,002
On Assignment, Inc.(1)                        138,500          559,540
PacifiCare Health Systems, Inc. Class
A(1)                                           34,149          737,618
United Surgical Partners International,
Inc.(1)                                       141,000        2,588,760
VistaCare Inc. Class A(1)                      16,000          246,400
----------------------------------------------------------------------
                                                           $10,290,029
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 3.5%
----------------------------------------------------------------------
Everest Re Group, Ltd.                         16,000      $   854,400
Kingsway Financial Services, Inc.(1)           62,100          650,187
Mercury General Corp.                          12,000          434,520
Progressive Corp.                              16,000          832,160
----------------------------------------------------------------------
                                                           $ 2,771,267
----------------------------------------------------------------------
Internet Services -- 7.4%
----------------------------------------------------------------------
Overture Services, Inc.(1)                    152,000      $ 2,419,840
Websense, Inc.(1)                              60,000          849,600
Yahoo!, Inc.(1)                               122,000        2,543,700
----------------------------------------------------------------------
                                                           $ 5,813,140
----------------------------------------------------------------------
Investment Services -- 3.2%
----------------------------------------------------------------------
Ameritrade Holding Corp.(1)                   450,000      $ 2,272,500
Chicago Mercantile Exchange                     5,000          215,250
----------------------------------------------------------------------
                                                           $ 2,487,750
----------------------------------------------------------------------
Medical Products -- 1.5%
----------------------------------------------------------------------
Cytyc Corp.(1)                                 62,000      $   789,260
Digene Corp.(1)                                24,300          403,137
----------------------------------------------------------------------
                                                           $ 1,192,397
----------------------------------------------------------------------
Mining -- 1.0%
----------------------------------------------------------------------
Newmont Mining Corp.                           30,000      $   819,900
----------------------------------------------------------------------
                                                           $   819,900
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.1%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                     200,000      $ 1,618,000
----------------------------------------------------------------------
                                                           $ 1,618,000
----------------------------------------------------------------------
Retail -- 7.1%
----------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)            40,000      $ 1,100,000
AnnTaylor Stores Corp.(1)                      46,000          892,400
Best Buy Co., Inc.(1)                          20,000          581,400
CarMax, Inc.(1)                                24,000          361,200
CSK Auto Corp.(1)                              25,000          219,000
Krispy Kreme Doughnuts, Inc.(1)                13,000          427,050
Linens 'n Things, Inc.(1)                      59,000        1,368,800
RONA, Inc.(1)(2)                               23,700          227,073
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Retail (continued)
----------------------------------------------------------------------
Tweeter Home Entertainment Group,
Inc.(1)                                        80,000      $   432,000
----------------------------------------------------------------------
                                                           $ 5,608,923
----------------------------------------------------------------------
Semiconductors -- 0.8%
----------------------------------------------------------------------
SIPEX Corp.(1)                                210,000      $   632,100
----------------------------------------------------------------------
                                                           $   632,100
----------------------------------------------------------------------
Software -- 1.8%
----------------------------------------------------------------------
BEA Systems, Inc.(1)                           45,000      $   437,400
Eidos PLC(1)(2)                               560,000        1,004,746
----------------------------------------------------------------------
                                                           $ 1,442,146
----------------------------------------------------------------------
Telecommunications - Equipment -- 2.6%
----------------------------------------------------------------------
Nokia Oyj ADR(2)                              152,000      $ 2,010,960
----------------------------------------------------------------------
                                                           $ 2,010,960
----------------------------------------------------------------------
Travel Services -- 7.8%
----------------------------------------------------------------------
Hotels.com Class A(1)                         136,500      $ 6,138,405
----------------------------------------------------------------------
                                                           $ 6,138,405
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $75,605,103)                           $74,048,559
----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 6.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Fannie Mae Discount Note, 1.31%, 3/3/03      $  4,839      $ 4,838,648
----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $4,838,648)                           $ 4,838,648
----------------------------------------------------------------------
Total Investments -- 100.4%
   (identified cost $80,443,751)                           $78,887,207
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%                   $  (311,854)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $78,575,353
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $80,443,751)         $78,887,207
Cash                                            1,505
Receivable for investments sold               949,828
Interest and dividends receivable               9,201
Prepaid expenses                                  191
-----------------------------------------------------
TOTAL ASSETS                              $79,847,932
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,258,843
Accrued expenses                               13,736
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,272,579
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $78,575,353
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $80,131,897
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,556,544)
-----------------------------------------------------
TOTAL                                     $78,575,353
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $410)    $    43,172
Interest                                       17,642
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    60,814
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   268,024
Trustees' fees and expenses                     3,824
Custodian fee                                  33,901
Legal and accounting services                  19,317
Miscellaneous                                   3,616
-----------------------------------------------------
TOTAL EXPENSES                            $   328,682
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (267,868)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(8,260,424)
-----------------------------------------------------
NET REALIZED LOSS                         $(8,260,424)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,551,201
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,551,201
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(6,709,223)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(6,977,091)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (267,868) $      (494,855)
   Net realized loss                             (8,260,424)     (10,861,063)
   Net change in unrealized
      appreciation (depreciation)                 1,551,201      (16,323,265)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (6,977,091) $   (27,679,183)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      24,282,431  $    36,676,915
   Withdrawals                                  (28,529,248)     (41,664,990)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      (4,246,817) $    (4,988,075)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (11,223,908) $   (32,667,258)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      89,799,261  $   122,466,519
----------------------------------------------------------------------------
AT END OF PERIOD                          $      78,575,353  $    89,799,261
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ------------------------------------------------------------
                                  (UNAUDITED)            2002        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                     0.77%(1)        0.75%        0.73%        0.72%        0.71%        0.71%
   Interest expense                         --(1)           --         0.04%        0.01%          --           --
   Net investment income
      (loss)                             (0.63)%(1)      (0.44)%      (0.20)%       0.16%        0.40%        0.73%
Portfolio Turnover                         100%            282%         301%         274%          34%          55%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (7.90)%        (23.66)%         --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $78,575         $89,799     $122,467     $183,553     $193,824     $180,258
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Growth Fund held approximately 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the six months ended February 28, 2003, the fee amounted to $268,024. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $84,305,084 and $92,846,629, respectively, for the six months ended February 28, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $75,605,103
    -----------------------------------------------------
    Gross unrealized appreciation             $ 6,949,992
    Gross unrealized depreciation              (8,506,536)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,556,544)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

EATON VANCE GROWTH FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President

Arieh Coll
Vice President and
Portfolio Manager

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, Ma 02109

ADMINISTRATOR OF EATON VANCE GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, Ma 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, Ma 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, Ma 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, Ri 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

444-4/03                                                                  GFSRC